UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5245

DREYFUS STRATEGIC MUNICIPALS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Strategic Municipals, Inc.
Statement of Investments	December 31, 2004 (Unaudited)

Long-Term Municipal Investments--150.6%
	Principal
	Amount ($)		Value ($)
Alabama--5.7%

Houston County Health Care Authority
6.25%, 10/1/2030 (Insured; AMBAC)	8,000,000		9,052,400

Jefferson County, Limited Obligation School Warrant
5.50%, 1/1/2022	4,000,000		4,316,400

Jefferson County, Sewer Revenue:
5.25%, 2/1/2023 (Insured; FGIC) (Prerefunded 8/1/2012)	5,000,000	a	5,659,300
5%, 2/1/2041 (Insured; FGIC) (Prerefunded 8/1/2012)	11,750,000	a	13,103,482

Alaska--2.0%

Alaska Housing Finance Corp.
6%, 6/1/2049 (Insured; MBIA)	4,000,000		4,182,160

Anchorage, Wastewater Revenue
5.125%, 5/1/2034 (Insured; MBIA)	6,620,000		6,878,379

Arkansas--2.7%

Arkansas Development Finance Authority, SFMR
(Mortgage Backed Securities Program):
6.45%, 7/1/2031 (Guaranteed; GNMA, FNMA)	2,550,000		2,682,932
6.25%, 1/1/2032 (Guaranteed; GNMA)	3,835,000		3,979,311

Coconino County, PCR
(Nevada Power Co. Project) 6.375%, 10/1/2036	2,500,000		2,548,550

Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	6,000,000		6,324,480

Arizona--5.9%

Maricopa Pollution Control Corp., PCR
(Public Service Co.) 5.75%, 11/1/2022	6,000,000		6,162,360

Phoenix Civic Improvement Corp., Wastewater System Revenue
5%, 7/1/2027 (Insured; MBIA)	2,995,000		3,120,311

Pima County Industrial Development Authority, Industrial
Revenue (Tucson Electric Power Co. Project) 6%, 9/1/2029	14,080,000		14,079,718

Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) 5.80%, 12/1/2031	6,000,000		6,370,740

Tucson, Water System Revenue
5%, 7/1/2021 (Insured; FGIC)	3,500,000		3,698,135

California--14.2%

California Infrastructure and Economic Development Bank,
Revenue (Bay Area Toll Bridges)
5.25%, 7/1/2017 (Insured; FSA)	12,360,000		13,681,778

State of California:
8.307%, 12/1/2018 (Insured; FSA)	10,000,000	b,c	10,237,100
5.50%, 4/1/2028	4,000,000		4,308,720
Economic Recovery 5%, 7/1/2016	10,000,000		10,694,300

California Department of Water Resources, Power Supply Revenue:
5.50%, 5/1/2013 (Insured; AMBAC)	11,080,000		12,653,360
5.125%, 5/1/2018 (Insured; FGIC)	6,000,000		6,511,740

Golden State Tobacco Securitization Corp., Tobacco Settlement
Revenue:
7.80%, 6/1/2042	8,100,000		8,858,808
7.90%, 6/1/2042	2,000,000		2,200,240

Los Angeles Unified School District
5.25%, 7/1/2020 (Insured; FSA)	7,200,000		7,893,144

Oakland 5%, 1/15/2026 (Insured; MBIA)	2,760,000		2,873,905

Colorado--3.6%

Denver City and County, Special Facilities Airport
Revenue (United Airlines Project)
6.875%, 10/1/2032	6,950,000	d	5,646,875

Northwest Parkway Public Highway Authority,
Revenue 7.125%, 6/15/2041	6,750,000		7,362,900

Silver Dollar Metropolitan District 7.05%, 12/1/2030	4,935,000		5,360,792

Southlands Metropolitan District Number 1
7.125%, 12/1/2034	2,000,000		1,997,360

Florida--2.7%

Florida Housing Finance Corp., Housing Revenue
(Nelson Park Apartments)
6.40%, 3/1/2040 (Insured; FSA)	12,380,000		13,112,896

Orange County Health Facility Authority, HR
(Regional Healthcare Systems) 6%, 10/1/2026	2,000,000		2,114,740

Georgia-2.2%

Augusta, Water and Sewer Revenue
5.25%, 10/1/2039 (Insured; FSA)	3,000,000		3,177,990

Brooks County Development Authority, Sewer Revenue,

Health and Housing Facilities
5.70%, 1/20/2039 (Insured; GNMA)	4,445,000		4,792,955

Milledgeville-Baldwin County Development Authority, Revenue
(Georgia College & State Foundation):
6% 9/1/2013	2,090,000		2,337,122
6%, 9/1/2033	2,000,000		2,135,520

Hawaii--.6%

Hawaii Department of Transportation, Special Facility Revenue
(Caterair International Corp. Project) 10.125%, 12/1/2010	3,200,000		3,205,344

Idaho--.6%

Power County Industrial Development Corp, SWDR
(FMC Corp. Project) 6.45%, 8/1/2032	3,250,000		3,337,425

Illinois--9.2%

Chicago:
6.125%, 1/1/2028 (Insured; FGIC)	15,815,000		18,108,808
(Wastewater Transmission Revenue)
6%, 1/1/2030 (Insured; MBIA) (Prerefunded 1/1/2010)	3,000,000	a	3,473,400

Chicago-O'Hare International Airport, Special Facility Revenue:
(American Airlines Inc. Project) 8.20%, 12/1/2024	5,000,000		4,320,300
(United Airlines Inc. Project) 6.75%, 11/1/2011	2,000,000	d	620,000

Illinois Educational Facilities Authority, Revenue
(University Of Chicago)
5.125%, 7/1/2038 (Insured; MBIA)	7,000,000		7,139,650

Illinois Health Facilities Authority, Revenue:
(Advocate Network Health Care) 6.125%, 11/15/2022	4,020,000		4,473,818
(OSF Healthcare System) 6.25%, 11/15/2029	7,730,000		8,198,283
(Swedish American Hospital) 6.875%, 11/15/2030	4,980,000		5,518,189

Indiana--2.4%

Franklin Township Independent School Building Corp.,
First Mortgage 6.125%, 1/15/2022 (Prerefunded 7/15/2010)	6,500,000	a	7,664,865

Indiana Housing Finance Authority, SFMR 5.95%, 1/1/2029	1,690,000		1,738,571

Petersburg, PCR (Indiana Power and Light)
6.375%, 11/1/2029	4,150,000		4,378,291

Kansas--4.9%

Kansas Development Finance Authority, Revenue:
(Board of Regents-Scientific Resource)
5%, 10/1/2021 (Insured; AMBAC)	5,290,000		5,662,998
Health Facility (Sisters of Charity) 6.25%, 12/1/2028	3,000,000		3,369,060

Wyandotte County (Kansas University School District No. 500)
5.25%, 9/1/2015 (Insured; FSA)	6,455,000		7,301,186

Wichita, HR (Christian Health System Inc.)
6.25%, 11/15/2024	10,000,000		11,043,300

Louisiana--.2%

Parish of Saint James, SWDR (Freeport-McMoRan Partnership
Project) 7.70%, 10/1/2022	1,390,000		1,392,335

Maine--.6%

Maine Housing Authority, Mortgage 5.30%, 11/15/2023	3,335,000		3,503,084

Maryland--1.4%

Maryland Economic Development Corp., Student
Housing Revenue (University of Maryland):
6.50%, 6/1/2027	3,000,000		3,276,840
5.75%, 10/1/2033	4,500,000		4,678,245

Massachusetts--2.4%

Massachusetts Industrial Finance Agency, Revenue
(Ogden Haverhill Project) 5.60%, 12/1/2019	6,000,000		6,003,840

Massachusetts Health and Educational Facilities Authority,
Revenue:
(Civic Investments) 9%, 12/15/2015	2,000,000		2,326,640
(Partners Healthcare System) 5.75%, 7/1/2032	5,000,000		5,449,700

Michigan--4.5%

Michigan Hospital Finance Authority, HR:
(Ascension Health Credit)
6.125%, 11/15/2026 (Prerefunded 11/15/2009)	5,000,000	a	5,801,950
(Genesys Health System Obligated Group)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000	a	5,322,500

Michigan Strategic Fund:
RRR (Detroit Edison Co.)
5.25%, 12/15/2032	3,000,000		3,128,610
SWDR (Genesee Power Station Project)
7.50%, 1/1/2021	12,040,000		11,309,533

Minnesota--2.7%

Duluth Economic Development Authority, Health
Care Facilities Revenue (Saint Luke's
Hospital) 7.25%, 6/15/2032	5,000,000		5,274,000

Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	3,000,000		3,141,810

United Hospital District of Todd, Morrison, Cass
and Wadena Counties, General Obligation
Health Care Facilities Revenue (Lakewood
Health System) 5.125%, 12/1/2024	1,500,000		1,534,005

Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2026	5,000,000		5,239,600

Mississippi--3.4%

Claiborne County, PCR
(System Energy Resources, Inc.) 6.20%, 2/1/2026	4,545,000		4,545,773

Mississippi Business Finance Corp., PCR (System Energy
Resources Inc. Project) 5.875%, 4/1/2022	14,310,000		14,354,218

Missouri--2.5%

Missouri Development Finance Board, Infrastructure
Facilities Revenue (Branson):
5.375%, 12/1/2027	2,000,000		2,059,640
5.50%, 12/1/2032	4,500,000		4,649,850

Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (Saint Anthony's
Medical Center) 6.25%, 12/1/2030	6,750,000		7,215,818

Montana--.4%

Montana Board of Housing, Single Family Mortgage
6.45%, 6/1/2029	2,205,000		2,262,859

Nevada--2.5%

Washoe County (Reno-Sparks Convention Center)
6.40%, 7/1/2029 (Insured; FSA) (Prerefunded 1/1/2010)	12,000,000	a	14,005,680

New Hampshire--2.7%

New Hampshire Business Finance Authority, PCR
(Public Service Co. of New Hampshire)
6%, 5/1/2021 (Insured; AMBAC)	7,000,000		7,720,650

New Hampshire Health and Educational Facilities Authority,
Revenue (Exeter Project):
6%, 10/1/2024	1,000,000		1,088,630
5.75%, 10/1/2031	1,000,000		1,053,420

New Hampshire Industrial Development Authority, PCR
(Connecticut Light and Power) 5.90%, 11/1/2016	5,000,000		5,136,200

New Jersey--7.3%

New Jersey Economic Development Authority,
Cigarette Tax Revenue 5.75%, 6/15/2034	2,500,000		2,602,175

New Jersey Health Facilities Financing Authority, Revenue
(Christian Health Care Center) 8.75%, 7/1/2018
(Prerefunded 7/1/2006)	13,265,000	a	14,601,581

New Jersey Transportation Trust Fund Authority,
Transportation System 5.50%, 6/15/2017	9,000,000		9,977,310

New Jersey Turnpike Authority, Turnpike Revenue
5%, 1/1/2035 (Insured; AMBAC)	4,500,000		4,576,365

Tobacco Settlement Financing Corp.:
6.75%, 6/1/2039	4,000,000		4,000,960
7%, 6/1/2041	5,000,000		5,054,900

New Mexico--1.7%

Farmington, PCR:
(El Paso Electric Co. Project)
6.375%, 6/1/2032	5,370,000		5,469,130
(Tucson Electric Power Co., San Juan)
6.95%, 10/1/2020	4,000,000		4,199,960

New York--11.8%

Long Island Power Authority, New York Electric System Revenue
7.637% 12/1/2016	10,000,000	b,c	11,615,000

City of New York:
5.75%, 8/1/2011 (Insured; MBIA)	8,465,000		9,727,216
5.75%, 8/1/2014	9,500,000		10,647,125

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue 5.125%, 6/15/2032	5,000,000		5,138,050

Tobacco Settlement Financing Corp.:
5.50%, 6/1/2020	16,000,000		17,598,240
5.25%, 6/1/2021 (Insured; AMBAC)	5,000,000		5,396,400

Triborough Bridge and Tunnel Authority, Revenue
5.25%, 11/15/2030	5,220,000		5,493,737

North Dakota--.3%

North Dakota Housing Finance Agency, Home Mortgage Revenue
(Housing Finance Program) 6.15%, 7/1/2031	1,745,000		1,780,231

Ohio--5.8%

Cincinnati , Water System Revenue:
5%, 12/1/2021	3,800,000		3,990,038
5%, 12/1/2023	3,000,000		3,132,810

Cuyahoga County , Revenue 6%, 1/1/2032	750,000		814,118

Mahoning County, Hospital Facilities Revenue
(Forum Health Obligation Group) 6%, 11/15/2032	7,000,000	7,468,300

Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating)
6.10%, 8/1/2020 (Insured; ACA)	3,000,000	3,163,140

Ohio Municipal Electric Generation Agency
(Joint Venture 5)
5%, 2/15/2022 (Insured; AMBAC)	4,500,000	4,768,515

Ohio Water Development Authority, Pollution Control
Facilities Revenue (Cleveland Electric
Illuminating) 6.10%, 8/1/2020 (Insured; ACA)	4,350,000	4,586,553

Toledo Lucas County Port Authority, Airport Revenue
(Baxter Global Project)
6.25%, 11/1/2013	4,400,000	4,454,296

Oklahoma--2.4%

Oklahoma Industries Authority
(Health System Obligated Group) 5.75%, 8/15/2029	12,230,000	13,520,632

Oregon--3.1%

Port of Portland, International Airport Revenue
(Portland International Airport)
5.50%, 7/1/2024 (Insured; AMBAC)	5,000,000	5,471,100

Tigard - Tualatin School District No. 23
5.375%, 6/15/2019 (Insured; MBIA)	3,000,000	3,328,050

Western Generation Agency, Cogeneration Project Revenue
(Wauna Cogeneration Project):
7.40%, 1/1/2016	5,750,000	5,893,980
7.125%, 1/1/2021	2,900,000	2,972,616

Pennsylvania--3.0%

Abington School District
5.125%, 10/1/2034 (Insured; FSA)	4,085,000	4,261,145

Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue
(Reliant Energy Seward, LLC Project):
Series 2002B 6.75%, 12/1/2036	7,000,000	7,289,030
Series 2003A 6.75%, 12/1/2036	1,000,000	1,041,290

York County Hospital Authority, Revenue
(Health Center - Lutheran Social Services) 6.50%, 4/1/2022	4,250,000	4,257,182

South Carolina--3.8%

Greenville County School District , Installment Purchase Revenue

(Building Equity Sooner for Tomorrow):
5.875%, 12/1/2016	6,000,000		6,800,580
5.50%, 12/1/2028	5,000		5,320
8.58%, 12/1/2028	7,810,000	b,c	8,810,227

Greenville Hospital System, Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	5,000,000		5,476,600

Tennessee--4.3%

Johnson City Health and Educational Facilities Board, HR:
7.50%, 7/1/2025	5,000,000		5,982,200
7.50%, 7/1/2033	3,000,000		3,557,700

Memphis Center City Revenue Finance Corp., Tennessee Sports
Facility Revenue (Memphis Redbirds) 6.50%, 9/1/2028	10,000,000		10,101,000

Tennessee Housing Development Agency (Homeownership
Program) 6.40%, 7/1/2031	4,355,000		4,508,862

Texas--10.7%

Alliance Airport Authority Inc., Special Facilities Revenue
(American Airlines Inc. Project) 7.50%, 12/1/2029	3,500,000		2,752,785

Austin Convention Enterprises Inc., Convention Center
Hotel Revenue:
5.75%, 1/1/2016	5,600,000		5,830,104
6.70%, 1/1/2028	4,000,000		4,283,560
5.75%, 1/1/2032	6,000,000		6,163,560

Harris County Health Facilities Development Corp., HR
(Memorial Hermann Hospital System Project)
6.375%, 6/1/2029	8,500,000		9,353,400

Sabine River Authority, PCR (TXU Electric Co. Project)
6.45%, 6/1/2021	11,300,000		12,196,881

Sam Rayburn Municipal Power Agency, Power Supply
System Revenue 5.75%, 10/1/2021	6,000,000		6,630,240

Texas Department of Housing and Community Affairs,
Collateralized Home Mortgage Revenue 11.691%, 7/2/2024	2,000,000	b	2,015,660

Texas Turnpike Authority, Central Texas Turnpike
System Revenue 5.75%, 8/15/2038 (Insured; AMBAC)	7,100,000		7,930,771

Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Health Care
System Project) 6.75%, 11/1/2025	3,000,000		3,007,560

Utah--.7%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	4,027,000		3,964,139

Vermont--.4%
Vermont Housing Finance Agency, Single Family Housing
6.40%, 11/1/2030 (Insured; FSA)	2,030,000	2,041,550
Virginia--2.1%
Greater Richmond Convention Center Authority, Hotel Tax
Revenue (Convention Center Expansion Project)
6.25%, 6/15/2032	10,500,000	11,881,380
Washington--3.3%
Energy Northwest, Wind Project Revenue 5.875%, 7/1/2020	3,000,000	3,215,880
Public Utility District No. 1 of Pend Orielle County, Electric
Revenue 6.375%, 1/1/2015	3,755,000	3,897,352
Seattle, Water System Revenue
6%, 7/1/2029 (Insured; FGIC)	10,000,000	11,189,000
West Virginia--3.1%
Braxton County, SWDR (Weyerhaeuser Co. Project)
6.125%, 4/1/2026	14,000,000	14,786,800
West Virginia Water Development Authority, Water
Development Revenue 6.375%, 7/1/2039	2,250,000	2,559,420
Wisconsin--5.4%
Badger Tobacco Asset Securitization Corp., Tobacco
Settlement Revenue 7%, 6/1/2028	22,995,000	23,532,623
Madison, IDR
(Madison Gas & Electric Co.) 5.875%, 10/1/2034	2,390,000	2,566,119
Wisconsin Health and Educational Facilities Authority, Health,
Hospital and Nursing Home Revenue
(Aurora Health Care Inc.) 6.40%, 4/15/2033	4,000,000	4,257,720
U. S. Related--1.4%
Guam Housing Corp., SFMR
5.75%, 9/1/2031 (Collateralized; FHLMC)	965,000	1,064,057
Puerto Rico Highway and Transportation Authority, Transportation
Revenue 6%, 7/1/2039 (Prerefunded 7/1/2010)	6,000,000 a	6,939,180
TOTAL INVESTMENTS--100.0%
(cost $796,025,258)	150.6%	846,733,226
CASH AND RECEIVABLES (NET)	1.8%	434,355

Preferred Stock, at Redemption Value	-50.7%	(285,000,000)
NET ASSETS	101.7%	562,167,581

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Investment Adviser. At December 31, 2004 these securities amounted to $30,662,327, 5.5% of net assets.
d Non-Income producing security - interest payment in default.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STRATEGIC MUNICIPALS, INC.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)